Shareholder Report, Holdings (Details) - C000244680 [Member]	Jun. 30, 2025	[1]
Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	6.90%
Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Meta Platforms Inc Class A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Walmart Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
Alphabet Inc Class C NVS [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Home Depot Inc The [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Broadcom Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[2]
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.80%	[2]
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.60%	[2]
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[2]
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%	[2]
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%	[2]
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.20%	[2]
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	33.30%	[2]
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[2]
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%	[2]

[1]	Excludes short-term securities, short investments and options, if any.
[2]	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.